Derivative Warrants Liabilities (Details)	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 26, 2019 shares	Feb. 18, 2019 shares
Series B Warrants [Member]
Derivative Warrants Liabilities (Details) [Line Items]
Warrants outstanding	11,781,552	11,781,552
Warrant exercise price | (per share)	₪ 4	$ 1.08
Series E Warrants [Member]
Derivative Warrants Liabilities (Details) [Line Items]
Warrants outstanding			2,687,197
February 28, 2019 [Member] | Series B Warrants [Member]
Derivative Warrants Liabilities (Details) [Line Items]
Warrants outstanding				9,752,984
May 16, 2019 [Member] | Series B Warrants [Member]
Derivative Warrants Liabilities (Details) [Line Items]
Warrants outstanding				2,028,568